Note 4: Business Combination: Schedule of Business Acquisitions, by Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Business Acquisitions, by Acquisition

Cash and cash equivalents	$ 157,597
Notes receivable - AWGI	635,142
Prepaid	595
Total identifiable assets	$ 793,334

Accounts payable	$ (75,057)
Notes payable	(145,000)
Notes payable - AWGI	(33,012)
Stock to be issued	(59,045)
Total identifiable liabilities	$ (312,114)

Net identifiable assets	$ 481,220